Interests in Other Entities - Financial Information of Joint Ventures and Associates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Interests In Other Entities [Abstract]
Carrying amount of interests in joint ventures and associates	$ 1,651	$ 1,796
Our share of:
Net income (loss)	120	19
Other comprehensive income (loss)	(195)	194
Total comprehensive income (loss)	$ (75)	$ 213